GUINNESS EXPLORATION INC.
844 Reddington Court
Coquitlam, British Columbia
Canada V4C 4P7
Tel: 604.813.3045
Fax: 604.488.0239
email: kellofornia@shaw.ca

Securities and Exchange Commission
United States Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, N.E.
Washington, D.C. 20549

Sent via courier

December 26, 2006

Re:      Guinness Exploration Inc. SB2 filing

Dear Sir/Madam

Enclosed please find four copies of the SB-2 filing made by Guinness Exploration Inc. on December 26, 2006. As per your requirements, one copy has been signed. We trust the foregoing to be satisfactory and we look forward to your comments.

Best regards,

/s/ Donald Kello

Donald Kello
President

Enclosures